Tax	12 Months Ended
Dec. 31, 2023
Tax
Tax

7 Tax

NatWest Group’s corporate income tax charge for the period is set out below, together with a reconciliation to the expected tax charge calculated using the UK standard corporation tax rate and details of the NatWest Group’s deferred tax balances.

For accounting policy information refer to Accounting policies 2.1 and 3.7.

Analysis of the tax charge for the year

The tax charge comprises current and deferred tax in respect of profits and losses recognised or originating in the income statement. Tax on items originating outside the income statement is charged to other comprehensive income or direct to equity (as appropriate) and is therefore not reflected in the table below.

Current tax is tax payable or recoverable in respect of the taxable profit or loss for the year and any adjustments to tax payable in prior years. Deferred tax is explained on page 75.

	2023	2022	2021
Continuing operations	£m	£m	£m
Current tax
Charge for the year	(1,373)	(1,611)	(1,036)
(Under)/over provision in respect of prior years	(123)	100	31
	(1,496)	(1,511)	(1,005)
Deferred tax
(Charge)/credit for the year	(281)	47	(185)
UK tax rate change impact	—	(10)	165
Net increase in the carrying value of deferred tax assets in respect of UK, RoI and Netherlands losses	385	267	12
(Under)/over provision in respect of prior years	(42)	(68)	17
Tax charge for the year	(1,434)	(1,275)	(996)

7 Tax continued

Factors affecting the tax charge for the year

Taxable profits differ from profits reported in the income statement as certain amounts of income and expense may not be taxable or deductible. In addition, taxable profits may reflect items that have been included outside the income statement (for instance, in other comprehensive income) or adjustments that are made for tax purposes only.

Current tax for the year ended 31 December 2023 is based on blended rates of 23.5% for the standard rate of UK corporation tax and 4.25% for the UK banking surcharge.

The expected tax charge for the year is calculated by applying the standard UK corporation tax rate of 23.5% (2022 and 2021 – 19%) to the Operating profit or loss before tax in the income statement.

The actual tax charge differs from the expected tax charge as follows:

	2023	2022	2021
Continuing operations	£m	£m	£m
Expected tax charge	(1,452)	(975)	(766)
Losses and temporary differences in year where no deferred tax asset recognised	(56)	(118)	(51)
Foreign profits taxed at other rates	10	(62)	(11)
Non deductible goodwill impairment	—	—	(16)
Items not allowed for tax:
- losses on disposals and write-downs	(63)	(10)	(55)
- UK bank levy	(27)	(20)	(18)
- regulatory and legal actions	(1)	(7)	(74)
- other disallowable items	(57)	(51)	(28)
Non-taxable items:
- Foreign exchange recycling on UBIDAC capital reduction	114	—	—
- RPI-related uplift on index linked gilts	6	67	—
- other non-taxable items	20	29	73
Taxable foreign exchange movements	9	(19)	8
Unrecognised losses brought forward and utilised	27	6	10
Net increase/(decrease) in the carrying value of deferred tax assets in respect of:
- UK losses (2)	371	272	(9)
- RoI losses	(1)	(5)	(27)
- Netherlands losses	15	—	48
Banking surcharge	(236)	(447)	(341)
Tax on paid-in equity dividends	52	43	48
UK tax rate change impact	—	(10)	165
Adjustments in respect of prior years (1, 2)	(165)	32	48
Actual tax charge	(1,434)	(1,275)	(996)

(1)Prior year tax adjustments incorporate refinements to tax computations made on submission and agreement with the tax authorities and adjustments to provisions in respect of uncertain tax positions.

(2)Includes a net £69 million benefit from UK group relief and loss relief claims at higher tax rates (refer to the Deferred Tax section below for details of the recent changes in UK tax rates).

On 11 July 2023, the UK government enacted the Pillar 2 income taxes legislation effective for the financial year beginning 1 January 2024. Under the legislation, NatWest Group plc will be required to pay, in the UK, top-up tax on profits of its subsidiaries and permanent establishments that are taxed at a Pillar 2 effective tax rate of less than 15%. The assessment of the potential exposure to Pillar 2 income taxes is based on the most recent tax filings, country-by-country reporting, and financial statements for the constituent entities in the NatWest Group. The main jurisdictions in which exposure to this top-up tax may exist include Jersey, Guernsey, Isle of Man and Gibraltar. This legislation is expected to have no material impact for NatWest Group plc.

In future periods, part of this top-up tax may be payable instead in the relevant jurisdiction, if that jurisdiction implements a Qualifying Domestic Minimum Top Up Tax (QDMTT). This is expected in most jurisdictions in which we operate.

7 Tax continued

Judgement: tax contingencies

NatWest Group’s corporate income tax charge and its provisions for corporate income taxes necessarily involve a degree of estimation and judgement. The tax treatment of some transactions is uncertain and tax computations are yet to be agreed with the relevant tax authorities. NatWest Group recognises anticipated tax liabilities based on all available evidence and, where appropriate, in the light of external advice. Any difference between the final outcome and the amounts provided will affect current and deferred income tax charges in the period when the matter is resolved.

Deferred tax

Deferred tax is the tax expected to be payable or recoverable in respect of temporary differences where the carrying amount of an asset or liability differs for accounting and tax purposes. Deferred tax liabilities reflect the expected amount of tax payable in the future on these temporary differences. Deferred tax assets reflect the expected amount of tax recoverable in the future on these differences.

The net deferred tax asset recognised by the NatWest Group is shown below, together with details of the accounting judgements and tax rates that have been used to calculate the deferred tax. Details are also provided of any deferred tax assets or liabilities that have not been recognised on the balance sheet.

Analysis of deferred tax

	2023	2022
	£m	£m
Deferred tax asset	(1,894)	(2,178)
Deferred tax liability	141	227
Net deferred tax asset	(1,753)	(1,951)

		Accelerated			Tax losses
		capital	Expense	Financial	carried
	Pension	allowances	provisions	instruments (1)	forward	Other	Total
	£m	£m	£m	£m	£m	£m	£m
At 1 January 2022	24	(42)	(97)	248	(899)	(70)	(836)
Charge/(credit) to income statement:
- continuing operations	1	(43)	14	(171)	(51)	14	(236)
- discontinued operations	—	—	—	—	—	—	—
(Credit)/charge to other comprehensive income	(2)	—	1	(913)	—	(2)	(916)
Currency translation and other adjustments	—	10	—	31	(2)	(2)	37
At 1 January 2023	23	(75)	(82)	(805)	(952)	(60)	(1,951)
Charge/(credit) to income statement:
- continuing operations	1	(1)	21	16	(67)	(32)	(62)
- discontinued operations	—	—	—	—	—	—	—
(Credit)/charge to other comprehensive income	(8)	—	—	249	—	17	258
Currency translation and other adjustments	—	—	—	2	—	—	2
At 31 December 2023	16	(76)	(61)	(538)	(1,019)	(75)	(1,753)

(1)	The in-year movement predominantly relates to cash flow hedges.

7 Tax continued

Deferred tax assets in respect of carried forward tax losses are recognised if the losses can be used to offset probable future taxable profits after taking into account the expected reversal of other temporary differences. Recognised deferred tax assets in respect of tax losses are analysed further below.

	2023	2022
	£m	£m
UK tax losses carried forward
- NWM Plc	—	3
- NWB Plc	362	445
- RBS plc	597	452
Total	959	900
Overseas tax losses carried forward
- UBIDAC	5	6
- NWM N.V.	55	46
	1,019	952

Critical accounting policy: Deferred tax

NatWest Group has recognised a deferred tax asset of £1,894 million (2022 - £2,178 million) and a deferred tax liability of £141 million (2022 - £227 million). These include amounts recognised in respect of UK and overseas tax losses of £1,019 million (2022 - £952 million).

The main UK corporation tax increased from 19% to 25%, and the UK banking surcharge decreased from 8% to 3%, from 1 April 2023. NatWest Group’s closing deferred tax assets and liabilities are therefore recognised based on these rates.

Judgement – NatWest Group has considered the carrying value of deferred tax assets and concluded that, based on management’s estimates, sufficient sustainable taxable profits will be generated in future years to recover recognised deferred tax assets.

Estimates – These estimates are partly based on forecast performance beyond the horizon for management’s detailed plans. They have regard to inherent uncertainties. The deferred tax assets in NWM Plc and UBIDAC are supported by future reversing taxable temporary differences on which deferred tax liabilities are recognised at 31 December 2023.

UK tax losses

Under UK tax rules, tax losses can be carried forward indefinitely. As the recognised tax losses in NatWest Group arose prior to 1 April 2015, credit in future periods is given against 25% of profits at the main rate of UK corporation tax, excluding the Banking Surcharge rate introduced by The Finance (No. 2) Act 2015.

NWM Plc - A deferred tax asset of nil (2022 - £3 million) has been recognised at 31 December 2023. The basis of recognition in NWM plc is by way of future reversing taxable temporary differences on which deferred tax liabilities are recognised at 31 December 2023. Losses of £5,558 million have not been recognised in the deferred tax balance at 31 December 2023.

NWB Plc – A deferred tax asset of £362 million (2022 - £445 million) has been recognised in respect of losses of £1,448 million of total losses of £2,308 million carried forward at 31 December 2023. The losses arose principally as a result of significant impairment and conduct charges between 2009 and 2012 during challenging economic conditions in the UK banking sector. NWB Plc returned to tax profitability during 2015, and based on a 5 year recovery period, expects the deferred tax asset to be utilised against future taxable profits by the end of 2028.

RBS plc – A deferred tax asset of £597 million (2022 - £452 million) has been recognised in respect of losses of £2,388 million of total losses of £3,297 million carried forward at 31 December 2023. The losses were transferred from NatWest Markets Plc as a consequence of the ring fencing regulations. Based on a 7 year recovery period, RBS plc expects the deferred tax asset to be utilised against future taxable profits by the end of 2030.

Overseas tax losses

UBIDAC – A deferred tax asset of £5 million (2022 - £6 million) has been recognised in respect of losses of £40 million, and is now entirely supported by way of future reversing taxable temporary differences on which deferred tax liabilities are recognised at 31 December 2023.

7 Tax continued

NatWest Markets N.V. (NWM N.V.) - A deferred tax asset of £55 million (2022 - £46 million) has been recognised in respect of losses of £213 million of total losses of £2,496 million carried forward at 31 December 2023. NWM N.V. Group considers it to be probable, based on its 5-year budget forecast, that future taxable profits will be available against which the tax losses and tax credits can be partially utilised. The tax losses and the tax credits have no expiry date.

Unrecognised deferred tax

Deferred tax assets of £5,168 million (2022 - £5,534 million; 2021 - £5,437 million) have not been recognised in respect of tax losses and other deductible temporary differences carried forward of £24,438 million (2022 - £25,742 million; 2021 - £24,699 million) in jurisdictions where doubt exists over the availability of future taxable profits. Of these losses and other deductible temporary differences, £34 million expire within five years and £4,488 million thereafter. The balance of tax losses and other deductible temporary differences carried forward has no expiry date.

Deferred tax liabilities of £256 million (2022 - £257 million; 2021 - £302 million) on aggregate underlying temporary differences of £1,005 million (2022 - £1,010 million; 2021 - £1,032 million) have not been recognised in respect of retained earnings of overseas subsidiaries and held-over gains on the incorporation of certain overseas branches. Retained earnings of overseas subsidiaries are expected to be reinvested indefinitely or remitted to the UK free from further taxation. No taxation is expected to arise in the foreseeable future in respect of held-over gains on which deferred tax is not recognised. Changes to UK tax legislation largely exempts from UK tax overseas dividends received on or after 1 July 2009.